Discontinued Operations (Details) - Schedule of Discontinued Operations Included in the Consolidated Statements of Cash Flows - Discontinued Operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Significant non-cash operating items
Depreciation and amortization	¥ 10,106	¥ 15,980	¥ 15,301
Impairment loss of goodwill	171,766	60,714
Impairment loss of intangible assets		2,052
Share of equity in loss of unconsolidated affiliate			39,596
Gain on disposal of property and equipment	(220)	(33)	(202)
Significant investing activities:
Additions of property and equipment	(5,049)	(7,274)	(6,383)
Proceeds from sale of property and equipment	¥ 525	¥ 322	¥ 834